Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ 5,743	$ 4,744	$ (4,147)	$ (80,831)	$ (16,429)	$ 10,487	$ (84,978)	$ (85,034)		$ (11,579)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operations:
Exploration and abandonment expense						4,854	369	4	4		2,850
Depletion, depreciation and amortization		16,857		1,735		9,877	29,820	5,091	6,385		4,269
Accretion expense						51	72	69	89		72
Stock-based compensation expense						15,776	1,989	0	0		0
Amortization of debt issuance costs						4	77	0	0		0
Derivative-related activity		12,558		0			12,558	0
Loss on terminated acquisition						0	0	76,500	76,500		0
Deferred income taxes						(1,047)	2,535	0	0		0
Changes in operating assets and liabilities:
Accounts receivable						(5,177)	(16,064)	2,886	844		70
Prepaid expenses, inventory and other current assets						(506)	(366)	(3,621)	(196)		(209)
Accounts payable and accrued liabilities						(1,990)	5,803	(763)	(2,694)		3,755
Net cash provided by (used in) operating activities						5,413	47,280	(4,812)	(4,102)		(772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and natural gas properties						(64,947)	(89,959)	(49,016)	(49,364)		(60,998)
Changes in working capital associated with oil and natural gas property additions						(5,666)	15,223	7,652	7,348		24,682
Acquisitions of oil and natural gas properties						(1,181)	(2,070)	(3,298)	(3,338)		(10,918)
Other property additions						(145)	(61)	(50)	(50)		(7)
Issuance of notes receivable						0	0	(5,907)	(7,482)		(4,193)
Extension payment on acquisition						0	0	(15,000)	(15,000)		0
Net cash used in investing activities						(71,939)	(76,867)	(65,619)	(67,886)		(51,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facility							14,000	0
Proceeds from exercises of warrants	$ 3,600						5,466	0
Proceeds from subscription receivable from exercises of warrants							3,596	0
Proceeds from exercises of stock options							1,574	0
Debt issuance costs						(405)	(1,759)	0	0		0
Contributions from partners						0	0	54,000	54,000		74,023
Net cash provided by financing activities						84,135	22,877	54,000	51,220		74,023
Net decrease in cash and cash equivalents						17,609	(6,710)	(16,431)	(20,768)		21,817
Cash and cash equivalents, beginning of period			$ 19,552		$ 22,711		19,552	22,711	22,711	$ 22,711
Cash and cash equivalents, end of period	$ 19,552	$ 12,842		$ 6,280		19,552	12,842	6,280		$ 19,552	22,711
Supplemental disclosure of certain cash and non-cash transactions:
Cash paid for interest							133	0
Cash paid (received) for income taxes							0	0
Non-cash additions to asset retirement obligations						$ (142)	$ 600	$ 97	$ 112		$ 312